Deutsche Investment Management Americas Inc.
                                    Two International Place
                                    Boston, MA 02110


                                    April 13, 2007


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE: DWS Floating Rate Plus Fund (the "Fund"), a series of DWS Portfolio Trust (the "Trust"); (Reg. Nos. 2-13627 and 811-42)


Ladies and Gentlemen:

         We are filing today through the EDGAR system on behalf of the Fund, Post-Effective Amendment No. 98 under the Securities Act of 1933 (the "Securities Act") to the Trust's Registration Statement on Form N-1A (the "Amendment").

         The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the "Commission"). The Amendment is expected to become effective on July 2, 2007. No fees are required in connection with this filing.

         This filing is being made to introduce a new series into the Trust: DWS Floating Rate Plus Fund. The Fund will issue shares in four different classes:
Class A, Class C, Institutional Class and Class S. The enclosed filing contains the Fund's three prospectuses and two Statements of Additional Information.

         Other than the sections directly relating to the foregoing, all of the disclosure in the Prospectuses and Statements of Additional Information represent standard DWS disclosure that has been, or is currently in the process of being, reviewed by the staff of the Commission.

         Any comments or questions on this filing should be directed to the undersigned at (617) 295-2565.

                                  Very truly yours,

                                  /s/Caroline Pearson
                                  Caroline Pearson, Esq.
                                  Managing Director
                                  Deutsche Investment Management Americas Inc.

cc:      Thomas Hiller, Esq., Ropes & Gray LLP